May 5, 2020

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Annuity Separate Account 2

Post-Effective Amendment No. 36 to Registration Statement on Form N-4

Prospectus Title: Flex Extra

File Nos. 033-07723, 811-03354

Class Identifier: C000021298

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Annuity Separate Account 2 (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 36 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 28, 2020 and became effective on May 1, 2020; and
•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Gary F. Murtagh

Gary F. Murtagh

Head of MMUS Product and Operations Law

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.